Schedule of Investments(a)
November 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.59%
Aerospace & Defense–0.54%
TransDigm Group, Inc.(b)	55,124	$31,864,428
Agricultural & Farm Machinery–1.04%
Deere & Co.	178,090	61,537,219
Apparel, Accessories & Luxury Goods–0.91%
lululemon athletica, inc.(b)	118,679	53,928,924
Application Software–9.96%
Adobe, Inc.(b)	184,798	123,786,941
Atlassian Corp. PLC, Class A(b)	192,019	72,260,590
Datadog, Inc., Class A(b)	390,287	69,584,269
HubSpot, Inc.(b)	126,164	101,802,993
Intuit, Inc.	101,729	66,357,827
salesforce.com, inc.(b)	250,744	71,452,010
Synopsys, Inc.(b)	206,128	70,289,648
Tyler Technologies, Inc.(b)	28,394	14,735,918
		590,270,196
Asset Management & Custody Banks–2.44%
BlackRock, Inc.	65,292	59,063,796
KKR & Co., Inc., Class A	1,148,148	85,479,619
		144,543,415
Auto Parts & Equipment–1.05%
Aptiv PLC(b)	389,118	62,395,071
Automobile Manufacturers–2.54%
General Motors Co.(b)	583,645	33,775,536
Rivian Automotive, Inc., Class A(b)(c)	163,947	19,634,293
Tesla, Inc.(b)	84,753	97,021,844
		150,431,673
Biotechnology–0.39%
Alnylam Pharmaceuticals, Inc.(b)	124,369	22,859,022
Casinos & Gaming–0.97%
Caesars Entertainment, Inc.(b)(c)	634,968	57,191,568
Data Processing & Outsourced Services–1.01%
Mastercard, Inc., Class A	189,552	59,693,716
Electrical Components & Equipment–1.61%
Generac Holdings, Inc.(b)	227,006	95,624,007
Environmental & Facilities Services–0.90%
Waste Connections, Inc.	399,070	53,100,254
Financial Exchanges & Data–1.45%
MSCI, Inc.	67,693	42,609,359
S&P Global, Inc.	94,856	43,228,725
		85,838,084
General Merchandise Stores–0.99%
Target Corp.	241,477	58,881,752
Health Care Equipment–2.72%
DexCom, Inc.(b)	42,310	23,803,183
Shares		Value
Health Care Equipment–(continued)
Edwards Lifesciences Corp.(b)	377,147	$40,471,644
IDEXX Laboratories, Inc.(b)	80,172	48,750,188
Intuitive Surgical, Inc.(b)	147,985	47,997,455
		161,022,470
Health Care Facilities–0.86%
HCA Healthcare, Inc.	226,826	51,169,677
Health Care Supplies–0.50%
Align Technology, Inc.(b)	48,114	29,423,154
Home Improvement Retail–0.49%
Home Depot, Inc. (The)	72,538	29,059,448
Homefurnishing Retail–0.65%
RH(b)(c)	66,059	38,524,288
Hotels, Resorts & Cruise Lines–1.72%
Airbnb, Inc., Class A(b)	200,866	34,657,420
Marriott International, Inc., Class A(b)	456,949	67,427,394
		102,084,814
Industrial Gases–0.68%
Linde PLC (United Kingdom)	127,323	40,506,539
Industrial Machinery–0.29%
Chart Industries, Inc.(b)(c)	99,689	17,400,715
Industrial REITs–0.26%
Prologis, Inc.(c)	102,083	15,389,012
Interactive Media & Services–9.25%
Alphabet, Inc., Class C(b)	150,048	427,492,754
Meta Platforms, Inc., Class A(b)	372,300	120,796,458
		548,289,212
Internet & Direct Marketing Retail–5.06%
Amazon.com, Inc.(b)	85,424	299,587,948
Internet Services & Infrastructure–2.76%
Cloudflare, Inc., Class A(b)(c)	396,064	74,555,088
MongoDB, Inc.(b)	82,222	40,954,778
Shopify, Inc., Class A (Canada)(b)	31,465	47,883,122
		163,392,988
Investment Banking & Brokerage–0.92%
Goldman Sachs Group, Inc. (The)	143,510	54,675,875
Life Sciences Tools & Services–4.10%
Agilent Technologies, Inc.	488,833	73,764,900
Danaher Corp.	379,615	122,099,368
Thermo Fisher Scientific, Inc.	22,714	14,374,101
West Pharmaceutical Services, Inc.	74,329	32,902,475
		243,140,844
Managed Health Care–2.13%
UnitedHealth Group, Inc.	284,181	126,238,884
Movies & Entertainment–2.76%
Live Nation Entertainment, Inc.(b)(c)	426,797	45,517,900

See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Shares		Value
Movies & Entertainment–(continued)
Netflix, Inc.(b)	183,604	$117,855,408
		163,373,308
Oil & Gas Storage & Transportation–0.77%
Cheniere Energy, Inc.	432,518	45,332,212
Personal Products–1.00%
Estee Lauder Cos., Inc. (The), Class A	177,769	59,031,752
Pharmaceuticals–1.23%
Catalent, Inc.(b)(c)	217,564	27,991,784
Eli Lilly and Co.	181,942	45,128,894
		73,120,678
Regional Banks–1.18%
SVB Financial Group(b)	100,743	69,747,401
Restaurants–1.60%
Chipotle Mexican Grill, Inc.(b)	30,240	49,696,718
Domino’s Pizza, Inc.	85,770	44,955,488
		94,652,206
Semiconductor Equipment–2.27%
Applied Materials, Inc.	319,916	47,088,436
ASML Holding N.V., New York Shares (Netherlands)	110,399	87,381,912
		134,470,348
Semiconductors–9.22%
Advanced Micro Devices, Inc.(b)	752,989	119,250,868
Marvell Technology, Inc.(c)	875,010	62,274,462
Monolithic Power Systems, Inc.	208,445	115,365,970
NVIDIA Corp.	672,916	219,882,032
QUALCOMM, Inc.	164,363	29,677,383
		546,450,715
Specialized REITs–0.85%
Extra Space Storage, Inc.	250,891	50,178,200
Specialty Chemicals–0.84%
Albemarle Corp.	187,687	50,016,709
Systems Software–10.92%
Crowdstrike Holdings, Inc., Class A(b)	24,371	5,291,919
Shares		Value
Systems Software–(continued)
Microsoft Corp.	1,648,551	$544,994,475
ServiceNow, Inc.(b)	149,381	96,754,074
		647,040,468
Technology Hardware, Storage & Peripherals–6.84%
Apple, Inc.	2,452,543	405,405,358
Trading Companies & Distributors–1.04%
United Rentals, Inc.(b)	181,367	61,436,257
Trucking–0.88%
Old Dominion Freight Line, Inc.	146,551	52,050,519
Total Common Stocks & Other Equity Interests (Cost $3,633,598,562)		5,900,371,328
Money Market Funds–1.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	24,027,033	24,027,033
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	16,737,262	16,742,283
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	27,459,466	27,459,466
Total Money Market Funds (Cost $68,228,255)		68,228,782
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.74% (Cost $3,701,826,817)		5,968,600,110
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.17%
Invesco Private Government Fund, 0.02%(d)(e)(f)	20,682,954	20,682,955
Invesco Private Prime Fund, 0.11%(d)(e)(f)	48,245,754	48,260,227
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $68,944,937)		68,943,182
TOTAL INVESTMENTS IN SECURITIES–101.91% (Cost $3,770,771,754)		6,037,543,292
OTHER ASSETS LESS LIABILITIES—(1.91)%		(112,992,282)
NET ASSETS–100.00%		$5,924,551,010
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,790,600	$163,510,927	$(162,274,494)	$-	$-	$24,027,033	$1,784
Invesco Liquid Assets Portfolio, Institutional Class	15,342,476	116,793,521	(115,390,702)	527	(3,539)	16,742,283	478
Invesco Treasury Portfolio, Institutional Class	26,046,400	186,869,631	(185,456,565)	-	-	27,459,466	789
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,368,718	135,513,263	(150,199,026)	-	-	20,682,955	1,235*
Invesco Private Prime Fund	103,855,721	243,108,967	(298,691,928)	(1,755)	(10,778)	48,260,227	15,813*
Total	$203,403,915	$845,796,309	$(912,012,715)	$(1,228)	$(14,317)	$137,171,964	$20,099

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$5,900,371,328	$—	$—	$5,900,371,328
Money Market Funds	68,228,782	68,943,182	—	137,171,964
Total Investments	$5,968,600,110	$68,943,182	$—	$6,037,543,292
Invesco Capital Appreciation Fund